Victory AMT Free Municipal Fund Expense Example - Victory AMT Free Municipal Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 304
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,268
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,628
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	$ 820